Note 14 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio (1)	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2020
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$86,584	13.8%	$44,040	≥ 7.0%	N/A	N/A
Bank	$91,118	14.5%	$43,929	≥ 7.0%	$40,791	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$96,578	15.4%	$66,059	≥ 10.5%	N/A	N/A
Bank	$98,992	15.8%	$65,894	≥ 10.5%	$62,756	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$86,584	13.8%	$53,477	≥ 8.5%	N/A	N/A
Bank	$91,118	14.5%	$53,343	≥ 8.5%	$50,205	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$86,584	9.2%	$37,489	≥ 4.0%	N/A	N/A
Bank	$91,118	9.4%	$38,776	≥ 4.0%	$48,471	5.0%
As of December 31, 2019
Common Equity Tier 1 Capital (CET1) (to Risk Weighted Assets)
Consolidated	$73,938	11.6%	$44,634	≥ 7.0%	N/A	N/A
Bank	$80,277	12.6%	$44,464	≥ 7.0%	$41,288	6.5%
Total Capital (to Risk Weighted Assets)
Consolidated	$78,069	12.2%	$66,950	≥ 10.5%	N/A	N/A
Bank	$84,493	13.3%	$66,697	≥ 10.5%	$63,521	10.0%
Tier 1 Capital (to Risk weighted Assets)
Consolidated	$73,938	11.6%	$54,198	≥ 8.5%	N/A	N/A
Bank	$80,277	12.6%	$53,992	≥ 8.5%	$50,816	8.0%
Tier 1 Capital (to Average Assets)
Consolidated	$73,938	8.9%	$33,233	≥ 4.0%	N/A	N/A
Bank	$80,277	9.3%	$34,454	≥ 4.0%	$43,068	5.0%